Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Non-capital losses	$ 9,300,000	$ 6,800,000
Income tax expiration date description	Expire between 2039 and 2040
Net operating losses	$ 488,638	$ 91,550